UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21784

Name of Fund: BlackRock Enhanced Dividend Achievers™ Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Dividend Achievers™ Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Aerospace & Defense – 5.3%
General Dynamics Corp.(a)	176,500	$13,308,100
Raytheon Co.(a)	134,900	6,743,651
United Technologies Corp.(a)	148,700	12,089,310

		32,141,061

Beverages – 6.3%
Brown-Forman Corp., Class B(a)	125,600	8,333,560
Coca-Cola Co. (The)(a)	252,200	15,850,770
PepsiCo, Inc.(a)	216,600	13,929,546

		38,113,876

Capital Markets – 0.7%
T. Rowe Price Group, Inc.(a)	61,200	4,034,304

Chemicals – 4.0%
Air Products & Chemicals, Inc.(a)	28,000	2,443,000
E. I. du Pont De Nemours & Co.(a)	181,700	9,208,556
PPG Industries, Inc.(a)	60,750	5,120,010
RPM International, Inc.(a)	193,600	4,536,048
Sherwin-Williams Co. (The)(a)	20,900	1,770,857
Valspar Corp.	26,300	982,831

		24,061,302

Commercial Banks – 1.9%
Bank of Hawaii Corp.(a)	59,300	2,779,391
Cullen/Frost Bankers, Inc.(a)	48,300	2,790,774
Toronto-Dominion Bank (The)(a)	38,800	2,905,732
U.S. BanCorp(a)	102,000	2,754,000

		11,229,897

Commercial Services & Supplies – 0.5%
Pitney Bowes, Inc.(a)	132,000	3,204,960

Diversified Financial Services – 2.0%
JPMorgan Chase & Co.(a)	269,700	12,120,318

Diversified Telecommunication Services – 5.4%
AT&T Inc.(a)	648,600	17,849,472
CenturyLink, Inc.(a)	340,800	14,736,192

		32,585,664

Electric Utilities – 4.4%
NextEra Energy, Inc.(a)	181,400	9,697,644
Northeast Utilities(a)	205,400	6,761,768
PPL Corp.(a)	85,200	2,197,308
Progress Energy, Inc.(a)	179,000	8,040,680

		26,697,400

Electrical Equipment – 2.2%
Emerson Electric Co.(a)	221,100	13,018,368

Energy Equipment & Services – 0.9%
Halliburton Co.(a)	114,200	5,139,000

Food & Staples Retailing – 1.8%
Sysco Corp.(a)	101,500	2,957,710
Wal-Mart Stores, Inc.(a)	142,200	7,973,154

		10,930,864

Food Products – 1.5%
General Mills, Inc.(a)	173,600	6,037,808
Kraft Foods, Inc., Class A(a)	97,000	2,965,290

		9,003,098

Gas Utilities – 2.3%
Atmos Energy Corp.(a)	121,900	3,973,940
National Fuel Gas Co.(a)	48,500	3,314,490
Questar Corp.(a)	196,100	3,418,023
UGI Corp.(a)	102,600	3,216,510

		13,922,963

Health Care Equipment & Supplies – 2.0%
Becton Dickinson & Co.(a)	41,300	3,425,835
Medtronic, Inc.(a)	225,000	8,622,000

		12,047,835

Hotels, Restaurants & Leisure – 2.9%
McDonald’s Corp.(a)	239,600	17,651,332

Household Products – 6.1%
Clorox Co.(a)	97,100	6,106,619
Colgate-Palmolive Co.(a)	68,100	5,228,037
Kimberly-Clark Corp.(a)	112,500	7,282,125
Procter & Gamble Co. (The)(a)	287,300	18,137,249

		36,754,030

Industrial Conglomerates – 2.7%
3M Co.(a)	138,900	12,212,088
General Electric Co.(a)	190,900	3,844,726

		16,056,814

Insurance – 2.7%
Chubb Corp.(a)	117,900	6,829,947
Travelers Cos., Inc. (The)(a)	172,400	9,699,224

		16,529,171

IT Services – 5.7%
Automatic Data Processing, Inc.(a)	56,260	2,694,854
International Business Machines Corp.(a)	187,000	30,294,000
Paychex, Inc.(a)	51,400	1,644,800

		34,633,654

Machinery – 4.1%
Caterpillar, Inc.(a)	234,900	22,787,649
Pentair, Inc.(a)	44,800	1,620,416

		24,408,065

Media – 0.3%
McGraw-Hill Cos., Inc. (The)(a)	43,000	1,676,140

Metals & Mining – 2.0%
BHP Billiton Ltd. - ADR(a)	93,400	8,315,402
Nucor Corp.(a)	76,300	3,502,933

		11,818,335

Multiline Retail – 1.3%
Family Dollar Stores, Inc.(a)	26,800	1,138,464
Target Corp.(a)	124,300	6,815,369

		7,953,833

Multi-Utilities – 0.7%
NSTAR(a)	56,300	2,442,294
Vectren Corp.(a)	69,100	1,830,459

		4,272,753

Oil, Gas & Consumable Fuels – 10.9%
Chevron Corp.(a)	251,900	23,912,867
Exxon Mobil Corp.(a)	278,200	22,445,176
Marathon Oil Corp.(a)	135,800	6,206,060

JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Oil, Gas & Consumable Fuels (concluded)
Murphy Oil Corp.	201,200	$13,339,560

		65,903,663

Personal Products – 0.6%
Avon Products, Inc.(a)	134,600	3,810,526

Pharmaceuticals – 8.6%
Abbott Laboratories	365,100	16,487,916
Eli Lilly & Co.(a)	176,200	6,126,474
Johnson & Johnson(a)	314,400	18,791,688
Merck & Co., Inc.(a)	170,400	5,652,168
Pfizer, Inc.(a)	246,200	4,485,764

		51,544,010

Semiconductors & Semiconductor Equipment – 0.5%
Linear Technology Corp.(a)	90,400	3,145,016

Specialty Retail – 1.3%
Lowe’s Cos., Inc.	130,400	3,233,920
TJX Cos., Inc.(a)	93,900	4,449,921

		7,683,841

Textiles, Apparel & Luxury Goods – 1.0%
VF Corp.(a)	71,500	5,914,480

Tobacco – 3.3%
Altria Group, Inc.(a)	607,800	14,289,378
Philip Morris International, Inc.(a)	53,500	3,062,340
Universal Corp.(a)	67,000	2,538,630

		19,890,348

Water Utilities – 0.9%
Aqua America, Inc.(a)	151,200	3,495,744
California Water Service Group(a)	45,800	1,671,700

		5,167,444

Total Long-Term Investments (Cost – $553,079,219) – 96.8%		583,064,365

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(b)(c)	17,332,052	17,332,052

Total Short-Term Securities (Cost – $17,332,052) – 2.9%		17,332,052

Total Investments Before Outstanding Options Written (Cost – $570,411,271*) – 99.7%		600,396,417

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.7)%
3M Co., Strike Price USD 90, Expires 3/21/11	290	(34,220)
Air Products & Chemicals, Inc., Strike Price USD 90, Expires 2/22/11	154	(16,170)
AT&T Inc., Strike Price USD 29, Expires 2/22/11	600	(2,700)
AT&T Inc., Strike Price USD 29, Expires 3/21/11	2,960	(35,520)
Automatic Data Processing, Inc., Strike Price USD 50, Expires 3/21/11	310	(8,525)
Avon Products, Inc., Strike Price USD 30, Expires 2/22/11	370	(8,325)
Becton Dickinson & Co., Strike Price USD 85, Expires 2/22/11	230	(10,350)
BHP Billiton Ltd. - ADR, Strike Price USD 90, Expires 2/22/11	510	(97,410)
Caterpillar, Inc., Strike Price USD 95, Expires 2/22/11	640	(214,400)
Chevron Corp, Strike Price USD 90, Expires 2/22/11	1,380	(717,600)
Eli Lilly & Co., Strike Price USD 35, Expires 2/22/11	485	(11,398)
Family Dollar Stores, Inc., Strike Price USD 44, Expires 3/21/11	150	(9,750)
General Dynamics Corp., Strike Price USD 75, Expires 2/21/11	970	(135,800)
General Electric Co., Strike Price USD 18, Expires 2/22/11	265	(57,770)
General Electric Co., Strike Price USD 19, Expires 2/22/11	785	(98,910)
Halliburton Co., Strike Price USD 40, Expires 3/21/11	315	(177,975)
Halliburton Co., Strike Price USD 41, Expires 3/21/11	315	(151,200)
International Business Machines Corp., Strike Price USD 150, Expires 2/22/11	555	(653,512)
International Business Machines Corp., Strike Price USD 160, Expires 3/21/11	470	(204,450)
JPMorgan Chase & Co., Strike Price USD 41, Expires 2/22/11	765	(313,650)
JPMorgan Chase & Co., Strike Price USD 46, Expires 3/21/11	720	(79,200)
Linear Technology Corp., Strike Price USD 35, Expires 3/21/11	500	(48,750)
Marathon Oil Corp., Strike Price USD 43, Expires 3/21/11	750	(253,125)
McDonald’s Corp., Strike Price USD 75, Expires 3/21/11	1,320	(115,500)
McGraw-Hill Cos., Inc. (The), Strike Price USD 37.50, Expires 2/22/11	237	(43,845)
Medtronic, Inc., Strike Price USD 38, Expires 2/22/11	1,240	(114,080)
Merck & Co., Inc., Strike Price USD 34, Expires 2/21/11	935	(28,050)
National Fuel Gas Co., Strike Price USD 65, Expires 2/22/11	265	(104,675)
Nucor Corp., Strike Price USD 45, Expires 2/22/11	420	(68,250)
Paychex, Inc., Strike Price USD 31, Expires 2/22/11	2	(240)
PepsiCo, Inc., Strike Price USD 65, Expires 3/21/11	1,190	(106,505)
Philip Morris International, Inc., Strike Price USD 57.50, Expires 3/21/11	295	(39,382)
Pitney Bowes, Inc., Strike Price USD 25, Expires 2/22/11	363	(7,260)
Pitney Bowes, Inc., Strike Price USD 24, Expires 3/21/11	360	(28,800)
PPL Corp., Strike Price USD 26, Expires 4/18/11	120	(6,600)
Procter & Gamble Co. (The), Strike Price USD 65, Expires 2/21/11	1,578	(23,670)
Progress Energy, Inc., Strike Price USD 45, Expires 2/21/11	980	(39,200)
Questar Corp., Strike Price USD 18, Expires 2/22/11	1,080	(16,200)
Raytheon Co., Strike Price USD 49, Expires 2/22/11	385	(59,290)

2	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Exchange-Traded Call Options Written (continued)
Raytheon Co., Strike Price USD 52.50, Expires 3/21/11	355	$(17,395)
Sherwin-Williams Co. (The), Strike Price USD 85, Expires 2/22/11	115	(15,238)
Toronto-Dominion Bank (The), Strike Price USD 70, Expires 2/22/11	56	(28,280)
Toronto-Dominion Bank (The), Strike Price USD 75, Expires 2/22/11	155	(17,825)
Travelers Cos., Inc. (The), Strike Price USD 55, Expires 2/22/11	475	(80,750)
U.S. BanCorp, Strike Price USD 27, Expires 2/22/11	560	(32,200)

Total Exchange-Traded Call Options Written		(4,333,945)

Over-the-Counter Call Options Written – (0.5)%
3M Co., Strike Price USD 87.01, Expires 2/03/11, Broker Credit Suisse First Boston	47,500	(50,762)
Altria Group, Inc., Strike Price USD 25.25, Expires 2/01/11, Broker Morgan Stanley & Co., Inc.	164,000	(2)
Altria Group, Inc., Strike Price USD 24.50, Expires 3/11/11, Broker Goldman Sachs & Co.	165,000	(10,910)
Aqua America, Inc., Strike Price USD 22, Expires 2/02/11, Broker JPMorgan Chase Securities	29,000	(32,480)
Aqua America, Inc., Strike Price USD 23.50, Expires 3/07/11, Broker UBS Securities LLC	27,300	(7,187)
Aqua America, Inc., Strike Price USD 23.45, Expires 3/14/11, Broker Citigroup Global Markets, Inc.	13,500	(6,396)
Aqua America, Inc., Strike Price USD 23.25, Expires 3/14/11, Broker UBS Securities LLC	13,500	(5,670)
Atmos Energy Corp., Strike Price USD 32.02, Expires 2/15/11, Broker JPMorgan Chase Securities	33,500	(36,360)
Atmos Energy Corp., Strike Price USD 32.02, Expires 3/07/11, Broker JPMorgan Chase Securities	33,500	(48,680)
Avon Products, Inc., Strike Price USD 29.75, Expires 2/25/11, Broker Jefferies & Co., Inc.	370	(11,846)
Bank of Hawaii Corp., Strike Price USD 47.48, Expires 3/31/11, Broker Morgan Stanley & Co., Inc.	32,500	(36,790)
Brown-Forman Corp., Class B, Strike Price USD 69.30, Expires 2/08/11, Broker UBS Securities LLC	69,000	(740)
California Water Service Group, Strike Price USD 37.72, Expires 2/28/11, Broker Barclays Capital, Inc.	12,600	(1,835)
California Water Service Group, Strike Price USD 37.72, Expires 3/11/11, Broker Barclays Capital, Inc.	12,600	(2,672)
Caterpillar, Inc., Strike Price USD 95.11, Expires 3/17/11, Broker Goldman Sachs & Co.	32,500	(136,360)
Caterpillar, Inc., Strike Price USD 95.11, Expires 3/24/11, Broker Goldman Sachs & Co.	32,500	(143,602)
CenturyLink, Inc., Strike Price USD 43.07, Expires 3/08/11, Broker Goldman Sachs & Co.	187,500	(153,673)
Chubb Corp., Strike Price USD 57.96, Expires 2/28/11, Broker JPMorgan Chase Securities	64,800	(56,679)
Clorox Co., Strike Price USD 62.60, Expires 2/09/11, Broker Morgan Stanley & Co., Inc.	53,000	(38,748)
Coca-Cola Co. (The), Strike Price USD 63.50, Expires 3/11/11, Broker Goldman Sachs & Co.	139,000	(107,289)
Colgate-Palmolive Co., Strike Price USD 79.62, Expires 2/11/11, Broker Morgan Stanley & Co., Inc.	37,500	(2,104)
Cullen/Frost Bankers, Inc., Strike Price USD 61.71, Expires 3/10/11, Broker JPMorgan Chase Securities	26,500	(4,662)
E. I. du Pont De Nemours & Co., Strike Price USD 51.11, Expires 3/18/11, Broker Morgan Stanley & Co., Inc.	50,000	(50,000)
E. I. du Pont De Nemours & Co., Strike Price USD 51.11, Expires 4/08/11, Broker Morgan Stanley & Co., Inc.	50,000	(65,250)
Eli Lilly & Co., Strike Price USD 34.85, Expires 3/08/11, Broker Barclays Capital, Inc.	485	(23,011)
Emerson Electric Co., Strike Price USD 58.60, Expires 2/07/11, Broker Citigroup Global Markets, Inc.	121,500	(111,346)
Exxon Mobil Corp., Strike Price USD 79.50, Expires 2/25/11, Broker UBS Securities LLC	780	(156,534)
Exxon Mobil Corp., Strike Price USD 75.75, Expires 3/11/11, Broker Goldman Sachs & Co.	37,500	(195,062)
Exxon Mobil Corp., Strike Price USD 76, Expires 3/17/11, Broker Goldman Sachs & Co.	37,500	(190,351)
General Mills, Inc., Strike Price USD 36.47, Expires 2/11/11, Broker JPMorgan Chase Securities	30,700	(730)
General Mills, Inc., Strike Price USD 36.60, Expires 3/08/11, Broker Jefferies & Co., Inc.	340	(6,349)
Johnson & Johnson, Strike Price USD 63, Expires 2/21/11, Broker Jefferies & Co., Inc.	1,730	(2,316)
Kimberly-Clark Corp., Strike Price USD 64.50, Expires 2/25/11, Broker Jefferies & Co., Inc.	620	(44,912)
Kraft Foods, Inc., Class A, Strike Price USD 30.72, Expires 3/16/11, Broker JPMorgan Chase Securities	54,000	(24,840)
Nextera Energy, Inc., Strike Price USD 52.94, Expires 2/04/11, Broker UBS Securities LLC	100,000	(61,659)
Northeast Utilities, Strike Price USD 32.70, Expires 3/25/11, Broker Goldman Sachs & Co.	72,000	(104,994)
NSTAR, Strike Price USD 42.91, Expires 2/11/11, Broker JPMorgan Chase Securities	21,400	(17,604)
Paychex, Inc., Strike Price USD 32.85, Expires 4/08/11, Broker UBS Securities LLC	28,000	(13,472)
Pentair, Inc., Strike Price USD 36.75, Expires 2/22/11, Broker Morgan Stanley & Co., Inc.	12,400	(8,631)
Pentair, Inc., Strike Price USD 36.75, Expires 3/04/11, Broker Morgan Stanley & Co., Inc.	12,400	(10,880)
Pfizer, Inc., Strike Price USD 17.40, Expires 2/07/11, Broker Jefferies & Co., Inc.	690	(57,056)
Pfizer, Inc., Strike Price USD 18.34, Expires 3/14/11, Broker Credit Suisse First Boston	66,000	(30,639)
PPG Industries, Inc., Strike Price USD 83.50, Expires 3/21/11, Broker Jefferies & Co., Inc.	340	(85,056)
PPL Corp., Strike Price USD 26.25, Expires 2/07/11, Broker Jefferies & Co., Inc.	350	(1,296)
RPM International, Inc., Strike Price USD 23.09, Expires 3/14/11, Broker Morgan Stanley & Co., Inc.	41,000	(45,278)

JANUARY 31, 2011	3

Schedule of Investments (concluded)	BlackRock Enhanced Dividend Achievers™ Trust (BDJ)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
RPM International, Inc., Strike Price USD 24.06, Expires 3/24/11, Broker Goldman Sachs & Co.	65,500	$(27,532)
Sysco Corp., Strike Price USD 29.75, Expires 2/07/11, Broker Jefferies & Co., Inc.	560	(2,758)
T. Rowe Price Group, Inc., Strike Price USD 66.89, Expires 3/03/11, Broker Citigroup Global Markets, Inc.	33,500	(48,354)
Target Corp., Strike Price USD 56.50, Expires 3/11/11, Broker Jefferies & Co., Inc.	680	(54,330)
TJX Cos., Inc., Strike Price USD 48.66, Expires 3/08/11, Broker UBS Securities LLC	51,500	(34,799)
Travelers Cos., Inc. (The), Strike Price USD 55, Expires 3/07/11, Broker Barclays Capital, Inc.	475	(85,042)
UGI Corp., Strike Price USD 31.90, Expires 2/22/11, Broker Jefferies & Co., Inc.	540	(18,929)
United Technologies Corp., Strike Price USD 79.50, Expires 2/02/11, Broker UBS Securities LLC	72,400	(130,320)
United Technologies Corp., Strike Price USD 82, Expires 3/28/11, Broker UBS Securities LLC	9,500	(18,260)
Universal Corp., Strike Price USD 38.70, Expires 3/15/11, Broker Morgan Stanley & Co., Inc.	9,250	(10,490)
Universal Corp., Strike Price USD 38.70, Expires 3/25/11, Broker Morgan Stanley & Co., Inc.	9,250	(11,932)
Vectren Corp., Strike Price USD 26.65, Expires 3/08/11, Broker UBS Securities LLC	18,500	(9,735)
Vectren Corp., Strike Price USD 26.56, Expires 3/31/11, Broker Goldman Sachs & Co.	19,400	(13,773)
VF Corp., Strike Price USD 83.03, Expires 3/08/11, Broker Goldman Sachs & Co.	39,500	(75,724)
Wal-Mart Stores, Inc., Strike Price USD 57.25, Expires 3/21/11, Broker Jefferies & Co., Inc.	780	(50,757)

Total Over-the-Counter Call Options Written		(2,795,448)

Total Options Written (Premiums Received – $6,049,861) – (1.2)%		(7,129,393)

Total Investments Net of Outstanding Options Written – 98.5%		593,267,024
Other Assets in Excess of Liabilities – 1.5%		8,901,694

Net Assets – 100.0%		$602,168,718

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$599,441,950

Gross unrealized appreciation	$10,864,910
Gross unrealized depreciation	(9,910,443)

Net unrealized appreciation	$954,467

(a)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.

(b)	Represents the current yield as of report date.

(c)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	10,960,825	6,371,227	17,332,052	$10,274

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long Term Investments:
Common Stocks[1]	$583,064,365	–	–	$583,064,365
Short-Term Securities	17,332,052	–	–	17,332,052

Total	$600,396,417	–	–	$600,396,417

[1]	See above Schedule of Investments for values in each industry.

	Derivative Financial Instruments[2]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Liabilities:
Equity contracts	$(4,333,945)	$(2,795,448)	–	$(7,129,393)

[2]	Derivative financial instruments are options which are shown at value.

4	JANUARY 31, 2011

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Dividend Achievers™ Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Dividend Achievers™ Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Enhanced Dividend Achievers™ Trust

Date: March 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Enhanced Dividend Achievers™ Trust

Date: March 25, 2011